ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES

NOTE 11 - ENTITY WIDE DISCLOSURES:

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. The Company manages its business based on one operating segment and derives revenues from sales of products and services developing minimally invasive endosurgical tools and highly innovative imaging solutions.

a.	Revenues by geographical area (based on the location of customers)

The following is a summary of revenues within geographic areas:

	Year ended on December 31,
	2020	2019	2018
	USD in thousands
United States	418	142	300
United Kingdom	41	33	24
South Korea	-	-	7
Israel	5	67	12
Other	27	67	48
	491	309	391

b.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constituted at least 10% of total revenues in a certain year):

	Year ended on
	December 31,
	2020	2019	2018
	USD in thousands
Customer A	383	85	134

Customer B	-	30	92

Customers C	41	33	21

Customer D – Parent Company	5	36	-

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS